Goodwill and Other Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amortizable assets:
Gross Carrying Value	$ 113,858	$ 115,706
Accumulated Amortization	48,389	33,597
Intangibles Net	65,469	82,109
Non-amortizable assets:
Gross Carrying Value	239,134	254,122
Accumulated Amortization	48,389	33,597
Intangibles Net	190,745	220,525
Customer Relationships [Member]
Amortizable assets:
Gross Carrying Value	98,898	99,008
Accumulated Amortization	40,281	27,269
Intangibles Net	$ 58,617	71,739
Domain Names [Member]
Amortizable assets:
Useful Life	7 years
Gross Carrying Value	$ 235	233
Accumulated Amortization	148	117
Intangibles Net	$ 87	116
Advertising Relationships [Member]
Amortizable assets:
Useful Life	8 years
Gross Carrying Value	$ 100	100
Accumulated Amortization	56	44
Intangibles Net	44	56
Internally Developed Software and Other Intangibles [Member]
Amortizable assets:
Gross Carrying Value	11,775	11,765
Accumulated Amortization	6,913	4,843
Intangibles Net	4,862	6,922
Trademarks [Member]
Amortizable assets:
Gross Carrying Value	2,850	4,600
Accumulated Amortization	991	1,324
Intangibles Net	1,859	3,276
Trade Names [Member]
Non-amortizable assets:
Gross Carrying Value	125,276	138,416
Accumulated Amortization
Intangibles Net	$ 125,276	$ 138,416
Minimum [Member] | Customer Relationships [Member]
Amortizable assets:
Useful Life	2 years
Minimum [Member] | Internally Developed Software and Other Intangibles [Member]
Amortizable assets:
Useful Life	6 months
Minimum [Member] | Trademarks [Member]
Amortizable assets:
Useful Life	7 years
Maximum [Member] | Customer Relationships [Member]
Amortizable assets:
Useful Life	16 years
Maximum [Member] | Internally Developed Software and Other Intangibles [Member]
Amortizable assets:
Useful Life	5 years
Maximum [Member] | Trademarks [Member]
Amortizable assets:
Useful Life	10 years